7. Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ (132,881)	$ (140,138)	$ (171,952)
Charge related to the provision for lawsuits and claims
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(89,031)	(102,204)	(171,952)
Impairment of material and spare parts
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(37,895)	(34,401)	0
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ (5,955)	$ (3,533)	$ 0